UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Cantillon Capital Mgnt LLC
Address:  40 West 57th St
          27th Floor
          NY, NY 10019

13 File Number: 0001279936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. O'Brien
Title:     C.O.O.
Phone:     212-603-3310
Signature, Place and Date of Signing:

    James R. O'Brien NY, NY 10019 April 18, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

NAME: Cantillon Capital Management LLP

FORM 13F FILE NUMBER: CIK 0001352269

Cantillon Capital Management LLP Assigned User Number Below:  2

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    1513920



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
                                                                  FORM 13F INFORMATION TABLE
                                                             VALUE      SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER        		TITLE OF CLASS     CUSIP     x($1000)     PRN AMT  PRN CALL   DISCRETN MANAGERS   SOLE    SH     NONE
---------------------------- 	-------------  	---------     --------    -------- --- ---- -------- --------- -------- -------- ----
BRITISH AMERICAN TOBACCO 	 ADR 	         110448107	 3904	     48200	  SH    DEFINED	  2	    48200
ANALOG DEVICES ORD (NYS)	 COMMON STOCK    032654105	64720	   1643479	  SH    DEFINED		  1643479
ANALOG DEVICES ORD (NYS)	 COMMON STOCK    032654105     110846	   2814780	  SH    DEFINED	  2	  2814780
BANCO BRADESCO ADR(NYS)	         ADR      	 059460303	69722	   3360091	  SH    DEFINED		  3360091
BANCO BRADESCO ADR(NYS)	         ADR     	 059460303     117469	   5661169	  SH    DEFINED	  2	  5661169
COCA-COLA ORD (NYS)	  	 COMMON STOCK    191216100	74936	   1129411	  SH    DEFINED		  1129411
COCA-COLA ORD (NYS)	  	 COMMON STOCK    191216100     128785	   1940989	  SH    DEFINED	  2	  1940989
COLGATE PALMOLIVE ORD (NYS)	 COMMON STOCK    194162103	34825	    431218	  SH    DEFINED		   431218
COLGATE PALMOLIVE ORD (NYS)	 COMMON STOCK	 194162103	60447	    748473	  SH    DEFINED	  2	   748473
COMPANHIA BEBIDAS 	 	 ADR             20441W203 	18604	    657150	  SH    DEFINED		   657150
COMPANHIA BEBIDAS 	  	 ADR             20441W203 	30686	   1083925	  SH    DEFINED	  2	  1083925
CREDICORP ORD (NYS)	  	 COMMON STOCK    G2519Y108 	28197	    268719	  SH    DEFINED		   268719
CREDICORP ORD (NYS)	  	 COMMON STOCK    G2519Y108 	48507	    462284	  SH    DEFINED	  2	   462284
GOOGLE ORDINARY (NMQ)	  	 COMMON STOCK    38259P508 	67360	    114908	  SH    DEFINED		   114908
GOOGLE ORDINARY (NMQ)	  	 COMMON STOCK    38259P508     115690	    197352	  SH    DEFINED	  2	   197352
ORACLE STK (NMQ)	 	 COMMON STOCK    68389X105 	71720	   2149230	  SH    DEFINED		  2149230
ORACLE STK (NMQ)	 	 COMMON STOCK    68389X105     123507	   3701145	  SH    DEFINED	  2	  3701145
PHILIP MORRIS INTL	 	 COMMON STOCK    718172109	43605	    664406	  SH    DEFINED		   664406
PHILIP MORRIS INTL	  	 COMMON STOCK    718172109	74755	   1139035	  SH    DEFINED	  2	  1139035
SOLERA HOLDINGS ORD	  	 COMMON STOCK    83421A104 	26754	    523571	  SH    DEFINED		   523571
SOLERA HOLDINGS ORD	  	 COMMON STOCK    83421A104 	44983	    880299	  SH    DEFINED	  2	   880299
UNILEVER ADR REP 1 ORD 	         ADR 	         904767704	 6770	    221100	  SH    DEFINED	  2	   221100
WILLIS GROUP HOLDINGS 	  	 COMMON STOCK    G96666105 	54457	   1349289	  SH    DEFINED		  1349289
WILLIS GROUP HOLDINGS 	  	 COMMON STOCK    G96666105      92670 	   2296084	  SH    DEFINED	  2	  2296084

S REPORT SUMMARY                  24DATA RECORDS              1513920      1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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